Schedule of Expected Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Remainder of 2014	$ 1,388
2015	5,287
2016	4,801
2017	4,287
2018	3,872
Thereafter	18,055
Net Carrying Value	$ 37,690